Acquisitions - October 2016 Acquisition (Details) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 03, 2016 USD ($) a	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2016 USD ($)
Acquisitions
Acquisition transaction expenses		$ 345		$ 345	$ 6,000	$ 6,000
Deposit		42,000		42,000			$ 10,071
Other information
Nonrefundable deposit paid in conjunction with acquisition				13,674	120,524	$ 120,524	$ 707,315
October 2016 Acquisition
Acquisitions
Acres acquired | a	6,100
Revenue contributed since acquisition		0	$ 0	0	0
Acquisition transaction expenses		$ 300	$ 0	$ 300	$ 0
Finder's fee accrued	$ 2,000
Consideration given
Cash	419,044
Total consideration given	419,044
Allocation of Purchase Price
Proved oil and gas properties	255,105
Unproved oil and gas properties	109,900
Total fair value of oil and gas properties acquired	365,005
Goodwill	63,866
Working capital	(6,122)
Asset retirement obligations	(3,705)
Fair value of net assets acquired	419,044
Working capital acquired was estimated as follows:
Revenue payable	(1,888)
Production taxes payable	(3,350)
Accrued liabilities	(884)
Total Working capital	(6,122)
October 2016 Acquisition | Held in Escrow
Acquisitions
Deposit								$ 42,000
October 2016 Acquisition, Purchase Option Expiring March 31, 2017
Other information
Nonrefundable deposit paid in conjunction with acquisition	$ 10,000
October 2016 Acquisition, Purchase Option Expiring March 31, 2017 | Proposed
Acquisitions
Acres acquired | a	9,100
Consideration given
Cash	$ 190,000
Total consideration given	200,000
October 2016 Acquisition, Seller Option Expiring April 30, 2017 | Proposed
Consideration given
Cash	120,000
Total consideration given	$ 130,000